Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Year(1)	Summary Compensation Table Total for our PEO(2)	Compensation Actually Paid to our PEO(3)	Average Summary Compensation Table Total for our NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Total Stockholder Return (Value of $100 Initial Investment on 3/31/23)(5)	Net Income (Loss)(6)
2026	$1,989,770	$3,117,872	$634,567	$1,086,281	$299	$(13,246,000)
2025	$569,167	$234,311	$421,815	$253,850	$118	$(10,639,000)
2024	$873,636	$1,752,432	$493,866	$816,008	$198	$(20,087,000)

(1)
Lee-Lean Shu served as the Company’s PEO, and Didier Lasserre and Patrick Chuang served as our non-PEO NEOs, for the entirety of our fiscal years ending March 31 of 2024, 2025, and 2026.

(2)
Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the indicated fiscal year in the case of Lee-Lean Shu and (ii) the average of the total compensation reported in the Summary Compensation Table for the NEOs in the indicated year for such years.

(3)
Amounts reported in this column represent the compensation actually paid to our PEO for the indicated fiscal year, as calculated under Item 402(v) of Regulation S-K based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

PEO
+/-	2024	2025	2026
Summary Compensation Table – Total Compensation(a)	$873,636	$569,167	$1,989,770
- Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year(b)	$482,217	$212,000	$1,639,500
+ Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year(c)	$627,224	$138,096	$1,058,802
+ Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years(d)	$528,280	$(301,887)	$881,645
PEO
+/-	2024	2025	2026
+ Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year(e)	$0	$0	$784,569
+ Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(f)	$205,509	$40,934	$42,587
- Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(g)	$0	$0	$0
= Compensation Actually Paid	$1,752,432	$234,311	$3,117,872

(a)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.

(b)
Represents the aggregate grant date fair value of the option awards granted to our PEO during the indicated fiscal year, computed in accordance with FASB ASC Topic 718.

(c)
Represents the aggregate fair value as of the indicated fiscal year-end of our PEO’s outstanding and unvested option awards granted during such fiscal year, computed in accordance with FASB ASC Topic 718.

(d)
Represents the aggregate change in fair value (measured from the prior fiscal year-end) during the indicated fiscal year of the outstanding and unvested option awards held by our PEO as of the last day of the indicated fiscal year, computed in accordance with FASB ASC Topic 718.

(e)
Represents the aggregate fair value at vesting of the option awards that were granted to our PEO and vested during the indicated fiscal year (of which there were none for 2024 or 2025)

(f)
Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award held by our PEO that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC Topic 718.

(g)
Represents the aggregate fair value as of the last day of the prior fiscal year of our PEO’s option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year (of which there were none for 2024, 2025, or 2026)

(4)
Amounts reported in this column represent the compensation actually paid to the NEOs in the indicated fiscal year, as calculated under Item 402(v) of Regulation S-K based on the average total compensation for such NEOs reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

NEO Average
+/-	2024	2025	2026
Summary Compensation Table – Total Compensation(a)	$493,866	$421,815	$634,567
- Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year(b)	$139,725	$84,800	$301,000
+ Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year(c)	$143,481	$55,239	$258,395
+ Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years(d)	$211,312	$(120,755)	$352,658
NEO Average
+/-	2024	2025	2026
+ Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year(e)	$0	$0	$104,609
+ Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(f)	$107,074	$(17,649)	$37,051
- Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(g)	$0	$0	$0
= Compensation Actually Paid	$816,008	$253,850	$1,086,281

Please see footnote 1 for the Reported NEOs included in the average for each indicated fiscal year.
(a)
Represents the average Total Compensation as reported in the Summary Compensation Table for the Reported NEOs in the indicated fiscal year.

(b)
Represents the average aggregate grant date fair value of the option awards granted to the Reported NEOs during the indicated fiscal year, computed in accordance with FASB ASC Topic 718.

(c)
Represents the average aggregate fair value as of the indicated fiscal year-end of the Reported NEOs’ outstanding and unvested option awards granted during such fiscal year, computed in accordance with FASB ASC Topic 718.

(d)
Represents the average aggregate change in fair value (measured from the prior fiscal year-end) during the indicated fiscal year of the outstanding and unvested option awards held by the Reported NEOs as of the last day of the indicated fiscal year, computed in accordance with FASB ASC Topic 718.

(e)
Represents the average aggregate fair value at vesting of the option awards that were granted to the Reported NEOs and vested during the indicated fiscal year (of which there were none for 2024 or 2025).

(f)
Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award held by the Reported NEOs that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC Topic 718.

(g)
Represents the average aggregate fair value as of the last day of the prior fiscal year of the Reported NEOs’ option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year (of which there were none for 2024, 2025, or 2026).

(5)
Pursuant to Item 402(v) of Regulation S-K, this calculation assumes $100 was invested in our common stock on March 31, 2023, the last day of our fiscal year 2023, using the closing stock price at the end of that day. Historic stock price performance is not necessarily indicative of future stock price performance.

(6)
The dollar amounts represent the amount of net income (loss) attributable to GSI Technology as reflected in our audited financial statements for the applicable fiscal year.

Named Executive Officers, Footnote	(1) Lee-Lean Shu served as the Company’s PEO, and Didier Lasserre and Patrick Chuang served as our non-PEO NEOs, for the entirety of our fiscal years ending March 31 of 2024, 2025, and 2026.
PEO Total Compensation Amount	$ 1,989,770	$ 569,167	$ 873,636
PEO Actually Paid Compensation Amount	$ 3,117,872	234,311	1,752,432
Adjustment To PEO Compensation, Footnote
(3)
Amounts reported in this column represent the compensation actually paid to our PEO for the indicated fiscal year, as calculated under Item 402(v) of Regulation S-K based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

PEO
+/-	2024	2025	2026
Summary Compensation Table – Total Compensation(a)	$873,636	$569,167	$1,989,770
- Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year(b)	$482,217	$212,000	$1,639,500
+ Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year(c)	$627,224	$138,096	$1,058,802
+ Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years(d)	$528,280	$(301,887)	$881,645
PEO
+/-	2024	2025	2026
+ Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year(e)	$0	$0	$784,569
+ Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(f)	$205,509	$40,934	$42,587
- Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(g)	$0	$0	$0
= Compensation Actually Paid	$1,752,432	$234,311	$3,117,872

(a)
Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.

(b)
Represents the aggregate grant date fair value of the option awards granted to our PEO during the indicated fiscal year, computed in accordance with FASB ASC Topic 718.

(c)
Represents the aggregate fair value as of the indicated fiscal year-end of our PEO’s outstanding and unvested option awards granted during such fiscal year, computed in accordance with FASB ASC Topic 718.

(d)
Represents the aggregate change in fair value (measured from the prior fiscal year-end) during the indicated fiscal year of the outstanding and unvested option awards held by our PEO as of the last day of the indicated fiscal year, computed in accordance with FASB ASC Topic 718.

(e)
Represents the aggregate fair value at vesting of the option awards that were granted to our PEO and vested during the indicated fiscal year (of which there were none for 2024 or 2025)

(f)
Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award held by our PEO that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC Topic 718.

(g)
Represents the aggregate fair value as of the last day of the prior fiscal year of our PEO’s option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year (of which there were none for 2024, 2025, or 2026)

Non-PEO NEO Average Total Compensation Amount	$ 634,567	421,815	493,866
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,086,281	253,850	816,008
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Amounts reported in this column represent the compensation actually paid to the NEOs in the indicated fiscal year, as calculated under Item 402(v) of Regulation S-K based on the average total compensation for such NEOs reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

NEO Average
+/-	2024	2025	2026
Summary Compensation Table – Total Compensation(a)	$493,866	$421,815	$634,567
- Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year(b)	$139,725	$84,800	$301,000
+ Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year(c)	$143,481	$55,239	$258,395
+ Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years(d)	$211,312	$(120,755)	$352,658
NEO Average
+/-	2024	2025	2026
+ Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year(e)	$0	$0	$104,609
+ Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(f)	$107,074	$(17,649)	$37,051
- Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(g)	$0	$0	$0
= Compensation Actually Paid	$816,008	$253,850	$1,086,281

Please see footnote 1 for the Reported NEOs included in the average for each indicated fiscal year.
(a)
Represents the average Total Compensation as reported in the Summary Compensation Table for the Reported NEOs in the indicated fiscal year.

(b)
Represents the average aggregate grant date fair value of the option awards granted to the Reported NEOs during the indicated fiscal year, computed in accordance with FASB ASC Topic 718.

(c)
Represents the average aggregate fair value as of the indicated fiscal year-end of the Reported NEOs’ outstanding and unvested option awards granted during such fiscal year, computed in accordance with FASB ASC Topic 718.

(d)
Represents the average aggregate change in fair value (measured from the prior fiscal year-end) during the indicated fiscal year of the outstanding and unvested option awards held by the Reported NEOs as of the last day of the indicated fiscal year, computed in accordance with FASB ASC Topic 718.

(e)
Represents the average aggregate fair value at vesting of the option awards that were granted to the Reported NEOs and vested during the indicated fiscal year (of which there were none for 2024 or 2025).

(f)
Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award held by the Reported NEOs that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC Topic 718.

(g)
Represents the average aggregate fair value as of the last day of the prior fiscal year of the Reported NEOs’ option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year (of which there were none for 2024, 2025, or 2026).

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs. TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 299	118	198
Net Income (Loss)	$ (13,246,000)	(10,639,000)	(20,087,000)
PEO Name	Lee-Lean Shu
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,639,500)	(212,000)	(482,217)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,058,802	138,096	627,224
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	881,645	(301,887)	528,280
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	784,569	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	42,587	40,934	205,509
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(301,000)	(84,800)	(139,725)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	258,395	55,239	143,481
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	352,658	(120,755)	211,312
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	104,609	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	37,051	(17,649)	107,074
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0